Pledged Assets (Tables)	6 Months Ended
Jun. 30, 2025
Pledged Assets [Abstract]
Schedule of Pledged Assets

The Company’s assets pledged as collateral are as follows:

	Book value
Pledged asset	30-Jun-25	31-Dec-24	30-Jun-24	Purpose
Financial assets at amortised cost	97,350	97,350	97,350	Short-term borrowings
Property, plant, and equipment	20,334	22,044	23,754	Long-term borrowings
	$117,684	$119,394	$121,104